DEBT - Revolving Credit Facility (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Revolving credit facility
Line of Credit Facility [Line Items]
Amount outstanding	$ 0.0	$ 0.0
Commitment fees	0.9	0.8	$ 1.2
Uncommitted lines of credit
Line of Credit Facility [Line Items]
Uncommitted lines of credit	358.0
Short term borrowings outstanding	$ 11.2	$ 22.2
Weighted average interest rate	4.97%	3.60%